Finance Lease Receivables, Net - Summary of Finance Lease Receivables (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Capital Leases, Net Investment in Direct Financing Leases [Abstract]
Finance lease receivables	¥ 2,716,511,586	$ 426,279,946	¥ 3,848,670,074
Add: unamortized initial direct costs	388,585	60,977	390,796
Less: unearned income	(241,256,613)	(37,858,426)	(335,437,061)
Less: allowance for finance lease receivables—collective	(32,216,759)	(5,055,513)	(23,726,420)
Total finance lease receivables, net	2,443,426,799	383,426,984	3,489,897,389
Finance lease receivables—current	1,414,164,625	221,913,289	2,035,397,525
Finance lease receivables—non-current	¥ 1,029,262,174	$ 161,513,695	¥ 1,454,499,864